Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information regarding the total compensation, for services rendered in all capacities, that was paid to, awarded to or earned by our CEO (referred to below as our “PEO” or principal executive officer) (and on average to our non-CEO NEOs, or our “Other NEOs”), as compared to compensation actually paid (“CAP”) to our CEO (and on average to our Other NEOs) and certain Company and peer performance measures during the years ended December 31, 2023, 2022 and 2021, as calculated in accordance with Item 402(v) of Regulation S-K (the “Pay Versus Performance Table”).

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Total Shareholder Return ($)(2)	Net Income ($)
2023	4,935,266	(1,156,797)	1,622,096	231,716	14.82	(262,140,000)
2022	4,581,555	2,422,054	2,310,749	1,326,466	67.89	(311,458,000)
2021	4,824,123	441,904	3,070,296	1,021,432	95.14	(206,356,000)

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEO (which was Todd Franklin Watanabe each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes:

Year	Other NEOs
2023	Patrick Burnett and L. Todd Edwards
2022	Masaru Matsuda, Patrick Burnett, Kenneth Lock and Scott Burrows
2021	Matthew Moore, Scott Burrows, Patrick Burnett, David Osborne and John Smither

PEO Total Compensation Amount	$ 4,935,266	$ 4,581,555	$ 4,824,123
PEO Actually Paid Compensation Amount	$ (1,156,797)	2,422,054	441,904
Adjustment To PEO Compensation, Footnote
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,927,570)	$(1,108,530)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$594,102	$413,944
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$206,658	$24,831
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,062,079)	$(566,778)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(903,175)	$(193,848)
TOTAL ADJUSTMENTS	$(6,092,064)	$(1,430,381)

Non-PEO NEO Average Total Compensation Amount	$ 1,622,096	2,310,749	3,070,296
Non-PEO NEO Average Compensation Actually Paid Amount	$ 231,716	1,326,466	1,021,432
Adjustment to Non-PEO NEO Compensation Footnote
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
Adjustments	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,927,570)	$(1,108,530)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$594,102	$413,944
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$206,658	$24,831
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(2,062,079)	$(566,778)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(903,175)	$(193,848)
TOTAL ADJUSTMENTS	$(6,092,064)	$(1,430,381)

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the CAP to our CEO and the average of the CAP to our Other NEOs, with (i) our cumulative TSR and (ii) our net income, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023. CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

TSR amounts reported in the graph assume an initial fixed investment of $100 was invested for the period starting January 31, 2020 through the end of the listed year in the Company and our Peer Group.

Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income, we do not currently utilize GAAP or non-GAAP net income as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income has less of an impact on compensation actually paid. The key factor that drove the changes in compensation actually paid is the fluctuations of our stock price.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
The graphs below compare the CAP to our CEO and the average of the CAP to our Other NEOs, with (i) our cumulative TSR and (ii) our net income, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023. CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

TSR amounts reported in the graph assume an initial fixed investment of $100 was invested for the period starting January 31, 2020 through the end of the listed year in the Company and our Peer Group.

Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income, we do not currently utilize GAAP or non-GAAP net income as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income has less of an impact on compensation actually paid. The key factor that drove the changes in compensation actually paid is the fluctuations of our stock price.

Total Shareholder Return Amount	$ 14.82	67.89	95.14
Net Income (Loss)	$ (262,140,000)	$ (311,458,000)	$ (206,356,000)
Additional 402(v) Disclosure	The column assumes $100 was invested for the period starting January 31, 2020 (Date of Arcutis Biotherapeutics IPO) through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,092,064)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,927,570)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	594,102
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,658
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,062,079)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(903,175)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,430,381)
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,108,530)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,944
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,831
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(566,778)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (193,848)